FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL ITEMS
Schedule of finance income costs

USDm	2019	2018	2017
Financial income
Interest income from cash and cash equivalents, including restricted cash 1)	2.5	2.7	1.6
Exchange rate adjustments, including gain from forward exchange rate contracts	0.3	0.6	2.7
Total	2.8	3.3	4.3

Financial expenses
Interest expenses on mortgage and bank debt 1)	39.3	35.7	33.3
Exchange rate adjustments, including loss from forward exchange rate contracts	0.2	0.1	3.2
Commitment fee	1.9	2.6	2.4
Other financial expenses	0.5	0.9	1.7
Total	41.9	39.3	40.6

Total financial items	(39.1)	(36.0)	(36.3)

1)    Interest for financial assets and liabilities not at fair value through profit and loss.